Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 3,609	$ 4,736
Short-term investments	51	61
Accounts receivable	4,197	4,319
Other financial assets	271	342
Inventories	4,684	4,482
Recoverable taxes	900	1,272
Judicial deposits	611
Other	444	314
Current assets excluding assets held for sale	14,767	15,526
Non-current assets held for sale	3,933
Total current assets	18,700	15,526
Non-current assets
Judicial deposits	798	1,215
Other financial assets	593	280
Recoverable taxes	1,374	1,110
Deferred income taxes	9,565	10,770
Other	1,257	1,019
Total non-current assets excluding investments, intangible assets and property, plant and equipment	13,587	14,394
Investments in associates and joint ventures	1,872	1,798
Intangibles	11,631	10,238
Property, plant, and equipment	48,396	44,938
Total non current assets	75,486	71,368
Total assets	94,186	86,894
Current liabilities
Suppliers and contractors	5,272	4,461
Loans and borrowings	824	307
Leases	197	182
Other financial liabilities	1,676	1,672
Taxes payable	1,314	470
Settlement program ("REFIS")	428	371
Liabilities related to Brumadinho	1,057	944
Liabilities related to associates and joint ventures	837	1,911
De-characterization of dams and asset retirement obligations	1,035	661
Provisions for litigation	114	106
Employee benefits	964	930
Dividends payable		1,383
Other	376	493
Current liabilities excluding assets held for sale	14,094	13,891
Liabilities associated with non-current assets held for sale	561
Total current liabilities	14,655	13,891
Non-current liabilities
Loans and borrowings	11,647	10,874
Leases	1,255	1,349
Participative shareholders' debentures	2,874	2,725
Other financial liabilities	3,373	2,843
Settlement program ("REFIS")	1,723	1,869
Deferred income taxes	870	1,413
Liabilities related to Brumadinho	2,003	2,368
Liabilities related to associates and joint ventures	3,590	1,410
De-characterization of dams and asset retirement obligations	6,694	6,520
Provisions for litigation	885	1,186
Employee benefits	1,381	1,260
Streaming transactions	1,962	1,612
Other	293	216
Total non current liabilities	38,550	35,645
Total liabilities	53,205	49,536
Equity
Equity attributable to Vale's shareholders	39,461	35,867
Equity attributable to noncontrolling interests	1,520	1,491
Total equity	40,981	37,358
Total liabilities and equity	$ 94,186	$ 86,894